Risk Management and Financial Instruments - Schedule of Statement of Income (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Statement of Income [Line Items]
Cost of sales before hedge accounting adoption	$ (7,882,571)	$ (6,585,192)
Derivatives operating income (loss)	321	(787)
Cost of sales with hedge accounting	(7,882,250)	(6,585,979)
Financial income (expense), net excluding derivatives	(69,877)	(246,602)
Derivatives financial income (expense), net	(5,894)	(90,340)
Financial income (expense), net	(75,771)	(336,942)
Commodities [Member]
Schedule of Statement of Income [Line Items]
Derivatives operating income (loss)	321	(787)
Derivatives financial income (expense), net	(11,653)	(10,760)
Currency [Member]
Schedule of Statement of Income [Line Items]
Derivatives financial income (expense), net	5,759	(79,296)
Interest [Member]
Schedule of Statement of Income [Line Items]
Derivatives financial income (expense), net		$ (284)